Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues and other income
Lease revenue	$ 4,682,266
Lease revenue		$ 4,537,093	$ 4,713,802
Net gain on sale of assets	188,835	201,323	229,093
Other income	66,239	61,564	94,598
Total Revenues and other income	4,937,340	4,799,980	5,037,493
Expenses
Depreciation and amortization	1,676,121	1,679,074	1,727,296
Asset impairment	70,149	44,186	61,286
Interest expense	1,295,020	1,174,074	1,112,391
Leasing expenses	287,950	446,487	537,752
Restructuring related expenses	0	0	14,605
Selling, general and administrative expenses	267,458	305,226	348,291
Total Expenses	3,596,698	3,649,047	3,801,621
Income before income taxes and income of investments accounted for under the equity method	1,340,642	1,150,933	1,235,872
Provision for income taxes	(167,714)	(144,079)	(164,718)
Equity in net earnings of investments accounted for under the equity method	(6,151)	10,643	9,199
Net income	1,166,777	1,017,497	1,080,353
Net income attributable to non-controlling interest	(21,083)	(1,865)	(4,202)
Net income attributable to AerCap Holdings N.V.	$ 1,145,694	$ 1,015,632	$ 1,076,151
Basic earnings per share (in USD per share)	$ 8.51	$ 7.00	$ 6.68
Diluted earnings per share (in USD per share)	$ 8.43	$ 6.83	$ 6.43
Weighted average shares outstanding—basic (in shares)	134,570,169	145,162,220	161,059,552
Weighted average shares outstanding—diluted (in shares)	135,898,139	148,706,266	167,287,508
Basic lease rents
Revenues and other income
Lease revenue	$ 4,281,260
Lease revenue		$ 4,145,552	$ 4,194,224
Maintenance rents and other receipts
Revenues and other income
Lease revenue	$ 401,006
Lease revenue		$ 391,541	$ 519,578